Share-Based Compensation (Details) - Stock options outstanding and exercisable (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	6,500	1,500
Weighted Average Remaining Contractual Life	1 year 219 days
Weighted Average Exercise Price (in Dollars per share)	$ 5.57
0.65 - 1.99 [Member]
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	1,500
Weighted Average Remaining Contractual Life	2 years 292 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.78
7.00 - 7.99 [Member]
Share-Based Compensation (Details) - Stock options outstanding and exercisable [Line Items]
Number Outstanding and Exercisable	5,000
Weighted Average Remaining Contractual Life	1 year 109 days
Weighted Average Exercise Price (in Dollars per share)	$ 7.00